UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tang Capital Management, LLC
Address: 4747 Executive Drive, Suite 510, San Diego, CA 92121


Form 13F File Number: 28-14822

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin C. Tang
Title: Managing Director of Tang Capital Management, LLC
Phone: 858-200-3830

Signature, Place, and Date of Signing:

/s/ Kevin C. Tang           San Diego, CA              May 15, 2013
-----------------------    ------------------------    -------------------------
     [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   NONE

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:              1

FORM 13F INFORMATION TABLE ENTRY TOTAL:        24

FORM 13F INFORMATION TABLE VALUE TOTAL:    306,205
                                          (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1        Kevin C. Tang          28-14818

                                                  FORM 13F INFORMATION TABLE

                                                              VALUE     SHARES/   SH/  PUT/ INVSTMT OTHER       VOTING AUTHORITY
        NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT   PRN  CALL DSCRETN MANAGERS  SOLE       SHARED NONE
AFFYMAX INC                    COM                  00826A109     723     525,990 SH        SOLE                525,990      0     0
ANTHERA PHARMACEUTICALS INC    COM                  03674U102   3,507   5,313,917 SH        SOLE              5,313,917      0     0
ARENA PHARMACEUTICALS INC      COM                  040047102   3,922     477,683 SH        SOLE                477,683      0     0
BIOMARIN PHARMACEUTICAL INC    COM                  09061G101  11,269     180,995 SH        SOLE                180,995      0     0
CYCLACEL PHARMACEUTICALS INC   COM                  23254L306   4,277     765,198 SH        SOLE                765,198      0     0
DENDREON CORP                  NOTE 2.875% 1/15/16  24823QAC1  20,814  26,515,000 PRN       SOLE             26,515,000      0     0
DENDREON CORP                  COM                  24823Q107     377      79,600 SH        SHARED-
                                                                                            DEFINED 1                 0 79,600     0
DEPOMED INC                    COM                  249908104  16,060   2,735,931 SH        SOLE              2,735,931      0     0
ENDOCYTE INC                   COM                  29269A102   5,799     465,763 SH        SOLE                465,763      0     0
INTERMUNE INC                  NOTE 2.500% 9/15/18  45884XAE3  14,334  17,000,000 PRN       SOLE             17,000,000      0     0
IRONWOOD PHARMACEUTICALS INC   COM                  46333X108  10,971     600,000 SH        SOLE                600,000      0     0
MANNKIND CORP                  NOTE 3.750% 12/15/13 56400PAA0  36,878  41,494,000 PRN       SOLE             41,494,000      0     0
MANNKIND CORP                  COM                  56400P201   5,619   1,657,384 SH        SOLE              1,657,384      0     0
NAVIDEA BIOPHARMACEUTICALS INC COM                  63937X103   2,623     968,079 SH        SOLE                968,079      0     0
NEKTAR THERAPEUTICS            COM                  640268108  11,490   1,044,544 SH        SOLE              1,044,544      0     0
ONCOGENEX PHARMACEUTICALS INC  COM                  68230A106  10,572     933,100 SH        SOLE                933,100      0     0
ONCOTHYREON INC                COM                  682324108   2,044     984,980 SH        SOLE                984,980      0     0
OPKO HEALTH INC                NOTE 3.0% 2/1/33     68375NAB9  32,124  29,500,000 PRN       SOLE             29,500,000      0     0
PACIRA PHARMACEUTICALS INC     NOTE 3.25% 2/1/19    695127AA8  32,210  23,500,000 PRN       SOLE             23,500,000      0     0
PDL BIOPHARMA INC              NOTE 2.875% 2/15/15  69329YAE4  48,501  37,474,000 PRN       SOLE             37,474,000      0     0
QUESTCOR PHARMACEUTICALS INC   COM                  74835Y101   1,627      50,000 SH        SOLE                 50,000      0     0
SAVIENT PHARMACEUTICALS INC    NOTE 4.750% 2/1/18   80517QAA8   8,229  30,476,000 PRN       SOLE             30,476,000      0     0
SALIX PHARMACEUTICALS INC      COM                  795435106  15,354     300,000 SH        SOLE                300,000      0     0
VANDA PHARMACEUTICALS INC      COM                  921659108   6,881   1,755,324 SH        SOLE              1,755,324      0     0